STOCKHOLDERS' DEFICIT	3 Months Ended	12 Months Ended
	Oct. 31, 2015	Jul. 31, 2015
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
NOTE 4	STOCKHOLDERS’ DEFICIT

(A) Preferred Stock

The Company was incorporated on August 21, 2013. The Company is authorized to issue 10,000,000 shares of preferred stock with a par value of $0.0001 per share. Preferred stock may be issued in one or more series with rights and preferences are to be determined by the board of directors. As of October 31, 2015, no shares of preferred stock have been issued.

(B) Common Stock

The Company is authorized to issue 100,000,000 shares of common stock with a par value of $0.0001 per share.

On September 17, 2015, the Company issued 100,000 shares of common stock for $10,000 ($0.10/share).

(C) In kind contribution of services

For the three months ended October 31, 2015, a shareholder of the Company contributed services having a fair value of $5,200 (See Note 6).

For the years ended July 31, 2015, a shareholder of the Company contributed services having a fair value of $9,600 (See Note 6).

NOTE 4	STOCKHOLDERS’ EQUITY

(A) Preferred Stock

The Company was incorporated on August 21, 2013. The Company is authorized to issue 10,000,000 shares of preferred stock with a par value of $0.0001 per share. Preferred stock may be issued in one or more series with rights and preferences are to be determined by the board of directors. As of July 31, 2015, no shares of preferred stock have been issued.

(B)	In kind contribution of services

For the years ended July 31, 2015 and the period from inception to July 31, 2014, a shareholder of the Company contributed services having a fair value of $13,600 and $10,000, respectively (See Note 6).